Derivatives	12 Months Ended
Apr. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

10.	Derivatives

The table summarizes the Company’s derivative instruments:

	Preferred A Warrants	Preferred B Shares	Preferred B Option/Warrants	Note conversion features	Warrants	Consulting warrants	Total
Balance, May 1, 2010	$740,269	$-	$590,640	$-	$-	$-	$1,330,909
Preferred B Option (b)	-	-	10,894	-	-	-	10,894
Consulting Warrants (c)	-	-	-	-	-	166,810	166,810
Senior I Notes (note 10)	-	-	-	327,790	926,720	-	1,254,510
Senior II Notes (note 10)	-	-	-	627,830	881,350	-	1,509,180
Junior Notes (note 10)	-	-	-	927,580	-	-	927,580
Conversion of Senior I Notes	-	-	-	(84,530)	-	-	(84,530)
Change in fair value	2,479,431	-	4,520,760	1,070,960	988,820	324,570	9,384,541
Balance, April 30, 2011	3,219,700	-	5,122,294	2,869,630	2,796,890	491,380	14,499,894
Exercise of Preferred B Options (b)	-	-	(4,846,941)	-	-	-	(4,846,941)
Expiry of Preferred B Options (b)	-	-	(661,259)	-	-	-	(661,259)
Issuance of Preferred B shares and warrants (b)	-	1,662,100	3,677,600	-	-	-	5,339,700
Change in fair value	(3,038,040)	(1,635,701)	(3,014,510)	(2,697,876)	(2,707,058)	(480,591)	(13,573,776)
Balance, April 30, 2012	$181,660	26,399	$277,184	$171,754	$89,832	$10,789	$757,618

The fair values of derivative instruments were estimated using the Binomial pricing model based on the following weighted-average assumptions:

	Preferred A Warrants	Preferred B Option/Shares/Warrants	Conversion Feature Derivative	Senior Warrants	Consulting Warrants
Risk-free rate	0.27%-1.01%	0.34%-1.01%	0.32%-0.38%	0.20%-0.78%	0.20%-0.90%
Expected volatility	100%-104%	100%-104%	104%	104%-113%	104%-122%
Expected life	2.3-3.3 years	2.0-5 years	1.2-1.4 years	1.2-2.5 years	1.2-2.6 years

The following table summarizes derivative warrants outstanding and exercisable as at April 30, 2012:

Issuance	Number of Warrants	Weighted Avg. Exercise Price	Weighted Avg. Life Remaining
Preferred A Warrants	19,250,000	$0.20	2.33 years
Preferred B Warrants	15,399,125	0.20	4.10 years
Senior I Warrants	12,500,000	0.20	1.25 years
Senior II Warrants	9,200,000	0.25	1.75 years
Consulting Warrants	2,720,000	0.25	1.56 years
	59,069,125	$0.21	2.50 years

(a)	Preferred A Warrants:

In conjunction with the Preferred A Shares issuance in August 2009, the Company issued 15,400,000 warrants (the “Preferred A Warrants”) to the Series A investors. Each Preferred A Warrant allows the holder to purchase a common share at $0.25 per share until August 28, 2014. After May 28, 2010 a cashless conversion option was available only with respect to Preferred A Warrant shares not included for unrestricted public resale in an effective registration statement on the date notice of exercise is given to the Company. All of the Preferred A Warrants are outstanding as at April 30, 2012 and the Company has no effective registration statement in effect related to the Preferred A Warrant shares.

The Preferred A Warrants have similar round-down provisions as the Senior warrants, as a result of which the number of Preferred A Warrants was increased to 19,250,000 at an exercise price of $0.20 on December 28, 2010.

(b)	Preferred B Option:

On August 28, 2009, in conjunction with the Preferred A Share issuance, the Junior Note holders (then holders of Preferred A Shares) received an option to purchase up to 20,000 Series B convertible preferred shares (”Preferred B Shares”) for a stated value of $100 each until November 24, 2010 (extended until June 7, 2011). Each Preferred B Share is convertible into common shares without payment of additional consideration on the basis of 500 common shares for each Preferred B Share converted. (the “Preferred B Option”).

On June 7, 2011, 17,599 Preferred B Options were exercised for gross proceeds of $1,759,900 (convertible into 8,799,995 common shares) and the remaining 2,401 Preferred B Options expired. On June 7, 2011, the date of exercise of Preferred B option, the Company revalued the fair value of Preferred B Option and change in fair value of Preferred B option of $(385,906) was recorded in earning. The fair value of exercised and expired portion of Preferred B option of $5,508,200 and proceeds of $1,759,900 were recorded as additional paid in capital

In conjunction with the exercise of the Preferred B Options, the Company issued 15,399,125 common share purchase warrants (“Preferred B Warrants”) on the basis of 875 Preferred B Warrants for each Preferred B Share purchased. Each warrant allows the holder to purchase a common share at $0.20 per share until June 7, 2016. After nine months from the date of issuance, a cashless conversion option is provided only with respect to warrant shares not included for unrestricted public resale in an effective registration statement on the date notice of exercise is given to the Company.

The Preferred B Shares and the Preferred B Warrants contained full ratchet provisions in which the conversion prices could be reset in the event of a subsequent down round issuance. In accordance with ASC 815-40-55, these ratchet provsions were bifurcated from the host instrument, valued utilizing a Binomial pricing model and recorded as a derivative liability.

The fair value of Preferred B Shares and Warrants was estimated on the date of issuance at $5,339,700 using a Binomial pricing model based on a risk-free rate of 1.59%, expected volatility of 100%, and an expected life of 2-5 years.

(c)	Consulting Warrants:

During 2010, the Company issued the warrants to consultants for professional services:

					Fair Value
Date of Issue	Number of Warrants	Exercise Price		Expiry Date	Issue Date	April 30 012
July 30, 2010	720,000	$0.25	(1)	July 30, 2013	$81,510	$1,731
December 28, 2010	2,000,000	$0.25		December 28, 2013	85,300	9,053
	2,720,000				$166,810	$10,789

(1)        On December 28, 2010, the number of warrants was increased from 360,000 to 720,000 and the exercise price was reduced from $0.50 to $0.25 per share pursuant to the ratchet terms in the consulting warrants. As of April 30, 2012, the warrant holder was also due $250,000. The warrant holder is no longer in business and the debt has been extinguished.